8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Stock options outstanding

The following stock options were outstanding at January 31, 2026:

Number of Options Outstanding	Number of Options Exercisable	Exercise Price	Expiry Date

100,000	100,000	$ 2.00	February 23, 2026*
168,000	168,000	$ 1.00	May 9, 2026**
700,000	700,000	$ 1.30	May 12, 2026***
1,515,000	1,515,000	$ 3.00	August 17, 2026
700,000	700,000	$ 3.00	November 13, 2026****
30,000	30,000	$ 1.00	November 14, 2027
150,000	150,000	$ 1.50	November 22, 2027*****